ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

NOTE 13. ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

Account payable, accrued expenses and other liabilities consists of the following:

	Years ended June 30,
	2024	2025
	S$	S$
Accounts payable	706,942	476,439
Payroll payable	98,399	97,709
Accruals expense	45,920	105,090
Deposits received	43,465	23,842
Other payable	57,024	43,112
	951,750	746,192